Purchased, outsourced and other costs (Tables)	12 Months Ended
Dec. 31, 2022
Profit or loss [abstract]
Summary of Purchased, Outsourced and Other Costs
The following table provides a breakdown for purchased, outsourced and other costs:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Outsourcing of production	(85,763)	(53,402)	(59,411)
Advertising and marketing expenses	(76,618)	(57,224)	(47,467)
Freight, insurance and selling expenses	(74,161)	(49,241)	(55,905)
Lease expenses	(61,730)	(56,345)	(32,755)
Consultancy fees and corporate bodies fees	(60,633)	(75,737)	(33,706)
Utilities	(33,288)	(26,710)	(22,423)
Maintenance costs	(19,822)	(14,610)	(14,993)
Royalties	(4,158)	(4,258)	(5,982)
Other services	(21,755)	(16,102)	(14,284)
Total purchased, outsourced and other costs	(437,928)	(353,629)	(286,926)

Summary of Lease Expenses
The following table provides a breakdown for lease expenses:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Rent reductions	7,194	12,877	24,931
Variable lease payments	(61,099)	(63,421)	(54,665)
Expenses relating to short-term leases	(7,715)	(5,697)	(2,260)
Expenses relating to low value leases	(110)	(104)	(761)
Total lease expenses	(61,730)	(56,345)	(32,755)